United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated MDT Equity Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Quarter ended 01/31/2018

Item 1.	Schedule of Investments

Federated MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.4%
		Basic Industries—2.3%
102,710		Ashland Global Holdings, Inc.	$7,455,719
134,636		Domtar, Corp.	6,914,905
66,273		Eastman Chemical Co.	6,572,956
262,185		Newmont Mining Corp.	10,621,114
		TOTAL	31,564,694
		Capital Goods—6.9%
102,518		AGCO Corp.	7,444,857
347,900		Danaher Corp.	35,235,312
130,842		Deere & Co.	21,774,726
81,512		Kennametal, Inc.	3,976,155
147,599		Pitney Bowes, Inc.	2,082,622
56,131		Roper Technologies, Inc.	15,749,797
247,581	[1]	SPX Corp.	7,736,906
39,270	[1]	WESCO International, Inc.	2,676,251
		TOTAL	96,676,626
		Consumer Cyclicals—7.9%
138,324		Abercrombie & Fitch Co., Class A	2,864,690
54,084		Big Lots, Inc.	3,287,226
122,594		Dillard's Inc., Class A	8,282,451
247,582	[1]	eBay, Inc.	10,046,878
74,345		GameStop Corp., Class A	1,249,739
150,187		Kohl's Corp.	9,727,612
156,797		Ralph Lauren Corp.	17,923,465
417,965	[1]	T-Mobile US, Inc.	27,209,521
401,000		Target Corp.	30,163,220
		TOTAL	110,754,802
		Consumer Durables—1.4%
760,685		Ford Motor Co.	8,344,715
123,293		Owens Corning, Inc.	11,462,550
		TOTAL	19,807,265
		Consumer Staples—11.1%
136,409		Archer-Daniels-Midland Co.	5,858,767
336,382		Campbell Soup Co.	15,658,582
309,872		Colgate-Palmolive Co.	23,004,897
126,753		CVS Health Corp.	9,974,194
218,170		JM Smucker Co.	27,683,591
187,251		Newell Brands, Inc.	4,950,916
82,780	[1]	Post Holdings, Inc.	6,263,963
412,614		Procter & Gamble Co.	35,625,093
49,156		Tyson Foods, Inc., Class A	3,741,263
321,411		Walgreens Boots Alliance, Inc.	24,189,392
		TOTAL	156,950,658
		Energy—12.0%
268,205		Chevron Corp.	33,619,497
387,985		ConocoPhillips	22,817,398
163,386	[1]	Diamond Offshore Drilling, Inc.	2,888,664

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
1,029,648		Ensco PLC, Class A	$6,074,923
453,996		Exxon Mobil Corp.	39,633,851
85,221		Murphy Oil Corp.	2,735,594
212,277		Nabors Industries Ltd.	1,664,252
1,105,570	[1]	Noble Corp. PLC	5,185,123
178,236		Occidental Petroleum Corp.	13,362,353
50,248	[1]	Oil States International, Inc.	1,607,936
192,626	[1]	Rowan Companies PLC, Class A	2,835,455
113,472	[1]	Superior Energy Services, Inc.	1,185,782
374,632		Valero Energy Corp.	35,953,433
		TOTAL	169,564,261
		Financial Services—26.1%
155,790		Assured Guaranty Ltd.	5,544,566
935,062		Bank of America Corp.	29,921,984
7,830		BlackRock, Inc.	4,398,894
233,624		Citigroup, Inc.	18,334,812
42,670		Citizens Financial Group, Inc.	1,958,553
156,858		Comerica, Inc.	14,936,019
78,662	[1]	E*Trade Group, Inc.	4,145,487
793,693		Fifth Third Bancorp	26,271,238
640,347		First Horizon National Corp.	12,717,292
11,073		Goldman Sachs Group, Inc.	2,966,346
390,176		JPMorgan Chase & Co.	45,131,658
255,705		KeyCorp	5,472,087
273,264		Navient Corp.	3,894,012
285,811		Northern Trust Corp.	30,121,621
237,688		PNC Financial Services Group, Inc.	37,559,458
148,086		Popular, Inc.	6,018,215
272,304		Principal Financial Group, Inc.	18,407,750
306,853		Prudential Financial, Inc.	36,460,274
310,490		State Street Corp.	34,206,683
423,032		SunTrust Banks, Inc.	29,908,362
		TOTAL	368,375,311
		Health Care—12.3%
54,932		Abbott Laboratories	3,414,573
32,009		Allergan PLC	5,769,942
544,577		Baxter International, Inc.	39,225,881
261,150		Bristol-Myers Squibb Co.	16,347,990
539,119	[1]	Community Health Systems, Inc.	3,046,022
267,326		Johnson & Johnson	36,941,780
406,511		Merck & Co., Inc.	24,085,777
930,120		Pfizer, Inc.	34,451,645
13,933		Quest Diagnostics, Inc.	1,474,390
32,521		Teleflex, Inc.	9,032,708
		TOTAL	173,790,708
		IT Services—8.7%
128,812		CA, Inc.	4,617,910
1,262,652		HP, Inc.	29,445,044
724,520		Intel Corp.	34,878,393
576,751		Juniper Networks, Inc.	15,082,039

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		IT Services—continued
55,912	[1]	NCR Corp.	$2,097,259
294,832		NetApp, Inc.	18,132,168
367,491		Vishay Intertechnology, Inc.	8,066,427
118,718		Western Digital Corp.	10,563,528
		TOTAL	122,882,768
		Public Utilities—9.2%
206,717		AES Corp.	2,389,649
737,728		AT&T, Inc.	27,627,914
468,597		Entergy Corp.	36,873,898
1,077,758		NiSource, Inc.	26,599,067
592,579		P G & E Corp.	25,143,127
140,132		Pinnacle West Capital Corp.	11,203,553
		TOTAL	129,837,208
		Transportation—0.5%
34,239		Copa Holdings SA, Class A	4,736,281
117,520	[1]	JetBlue Airways Corp.	2,451,467
		TOTAL	7,187,748
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,197,762,582)	1,387,392,049
		INVESTMENT COMPANY—1.8%
25,988,365	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51% [3] (IDENTIFIED COST $25,988,054)	25,988,365
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,223,750,636)	1,413,380,414
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(2,919,528)
		TOTAL NET ASSETS—100%	$1,410,460,886
1	Non-income-producing security.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	13,853,250
Purchases/Additions	98,113,243
Sales/Reductions	(85,978,128)
Balance of Shares Held 1/31/2018	25,988,365
Value	$25,988,365
Change in Unrealized Appreciation/Depreciation	$(245)
Net Realized Gain/(Loss)	$(910)
Dividend Income	$65,354
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Equity Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018